CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property, plant and equipment, net	¥ 158,926	¥ 146,746
Construction in progress	30,233	28,910
Lease prepayments	2,923	2,687
Goodwill	237	182
Interest in associates	3,031	2,590
Interest in joint ventures	1,015	1,522
Other investments in equity securities	103	103
Aircraft lease deposits	642	725
Available-for-sale financial assets	622	499
Derivative financial instruments	46	21
Deferred tax assets	1,662	1,685
Other assets	1,394	1,008
Total non-current assets	200,834	186,678
Current assets
Inventories	1,622	1,588
Trade receivables	2,675	2,989
Other receivables	5,232	3,387
Cash and cash equivalents	6,826	4,152
Assets held for sale	8
Restricted bank deposits	111	135
Prepaid expenses and other current assets	1,334	1,415
Amounts due from related companies	76	98
Total current assets	17,884	13,764
Current liabilities
Derivative financial instruments	64
Borrowings	27,568	26,746
Current portion of obligations under finance leases	8,341	8,695
Trade payables	2,125	1,903
Sales in advance of carriage	7,853	8,420
Deferred revenue	1,502	1,299
Current income tax	919	647
Amounts due to related companies	101	103
Accrued expenses	15,370	15,147
Other liabilities	5,734	4,972
Total current liabilities	69,577	67,932
Non-current liabilities
Borrowings	20,719	18,758
Obligations under finance leases	59,583	53,527
Deferred revenue	1,849	1,622
Provision for major overhauls	2,808	2,089
Provision for early retirement benefits	3	6
Deferred benefits and gains	1,053	691
Deferred tax liabilities	583	841
Total non-current liabilities	86,598	77,534
Net assets	62,543	54,976
Capital and reserves
Share capital	10,088	9,818
Reserves	39,848	33,638
Total equity attributable to equity shareholders of the Company	49,936	43,456
Non-controlling interests	12,607	11,520
Total equity	¥ 62,543	¥ 54,976